EMPLOYEE BENEFIT PLAN - Summary of Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Present value of obligation as at the beginning of the year	$ 444	$ 383
Interest cost	30	25
Acquisitions	0	0
Current service cost	169	90
Benefits paid	(142)	0
Net actuarial (gain)/loss recognized in the year	113	(46)
Effect of exchange rate changes	(52)	(8)
Present value of obligation as at the end of the year	$ 562	$ 444
DefinedBenefitPlanNetPeriodicBenefitCostCreditInterestCostStatementOfIncomeOrComprehensiveIncomeExtensibleListNotDisclosedFlag	consolidated financial statements